Property and Equipment, Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2020	May 31, 2019	May 31, 2018
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 146,310	$ 110,042	$ 77,081